Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 7,276,675.4	$ 112,207.8	₨ 6,027,439.0
Borrower 1
Concentration Risk [Line Items]
Total Exposure	106,885.0	1,648.2	108,364.2
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	19,561.0		108,184.1
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	87,324.0		180.1
Borrower 2
Concentration Risk [Line Items]
Total Exposure	73,443.3	1,132.5	97,344.7
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	54,388.2		30,964.7
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	19,055.1		66,380.0
Borrower 3
Concentration Risk [Line Items]
Total Exposure	65,040.1	1,002.9	75,112.6
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	65,000.0		43,112.6
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	40.1		32,000.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	62,119.8	957.9	65,606.8
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	33,472.8		51,398.8
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	28,647.0		14,208.0
Borrower 5
Concentration Risk [Line Items]
Total Exposure	58,598.7	903.6	65,017.1
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	45,790.0		65,000.0
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	12,808.7		17.1
Borrower 6
Concentration Risk [Line Items]
Total Exposure	50,000.0	771.0	50,303.2
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	50,000.0		31,714.8
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		18,588.4
Borrower 7
Concentration Risk [Line Items]
Total Exposure	40,000.0	616.8	41,569.8
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	40,000.0		7,098.0
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		34,471.8
Borrower 8
Concentration Risk [Line Items]
Total Exposure	39,998.0	616.8	35,208.3
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	19,071.8		5,030.7
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	20,926.2		30,177.6
Borrower 9
Concentration Risk [Line Items]
Total Exposure	35,984.2	554.9	35,000.0
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	34,744.2		35,000.0
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	1,240.0		0.0
Borrower 10
Concentration Risk [Line Items]
Total Exposure	35,945.8	$ 554.3	34,213.9
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	7,502.1		33,549.0
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 28,443.7		₨ 664.9